Revenue (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure of Revenue [Abstract]
Summary of revenue in categories	Revenue in three categories for the fiscal year ended March 31, 2018 was as follows:

JPY (millions)
2018
Contracts for hardware and packaged software deployments	1,154,577
Contracts for services to customers (including maintenance and outsourcing)	1,014,722
Contracts for system integrations and equipment constructions	675,148

Total	2,844,447

Summary of revenue disaggregated by type of good or service and the reconciliation of the disaggregated revenue
The revenue disaggregated by type of good or service and the reconciliation of the disaggregated revenue with the six reportable segments for the fiscal years ended March 31, 2019 and 2020, are as follows:
Fiscal year ended March 31, 2019

	JPY (millions)
	Reportable segments							Others	Consolidated Total
	Public Solutions	Public Infrastructure	Enterprise	Network Services	System Platform	Global	Total
Contracts for hardware and packaged software deployments	55,986	254,064	40,224	119,678	343,751	184,413	998,116	118,771	1,116,887
Contracts for services to customers (including maintenance and outsourcing)	113,955	109,309	196,344	200,526	134,929	120,811	875,874	76,957	952,831
Contracts for system integrations and equipment constructions	116,210	258,506	195,233	140,103	21,533	104,145	835,730	7,998	843,728

Total	286,151	621,879	431,801	460,307	500,213	409,369	2,709,720	203,726	2,913,446

Fiscal year ended March 31, 2020

	JPY (millions)
	Reportable segments							Others	Consolidated Total
	Public Solutions	Public Infrastructure	Enterprise	Network Services	System Platform	Global	Total
Contracts for hardware and packaged software deployments	59,251	248,268	58,173	150,678	391,456	161,286	1,069,112	28,946	1,098,058
Contracts for services to customers (including maintenance and outsourcing)	121,486	101,488	176,003	219,776	133,711	195,645	948,109	76,888	1,024,997
Contracts for system integrations and equipment constructions	143,871	281,384	221,332	139,378	23,525	136,830	946,320	25,859	972,179

Total	324,608	631,140	455,508	509,832	548,692	493,761	2,963,541	131,693	3,095,234

Summary of revenue expected to be recognized in the future related to performance obligations that are unsatisfied
The revenue expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) as of March 31, 2019 and 2020, is as follows:

	JPY (millions)
	2019	2020
Timing of recognition in revenue
One year or less	580,129	527,020
More than one year	705,047	785,843

Remaining performance obligations	1,285,176	1,312,863